UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 5484

Western Asset Zenix Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET ZENIX INCOME FUND INC.

FORM N-Q

JUNE 30, 2007

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited)	June 30, 2007

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 94.0%
Aerospace & Defense — 1.9%
$175,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$170,625
	DRS Technologies Inc., Senior Subordinated Notes:
155,000	6.625% due 2/1/16	150,350
300,000	7.625% due 2/1/18	304,500
	Hawker Beechcraft Acquisition Co.:
320,000	Senior Notes, 8.875% due 4/1/15 (a)	330,400
345,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	361,387
	L-3 Communications Corp., Senior Subordinated Notes:
130,000	7.625% due 6/15/12	133,738
240,000	5.875% due 1/15/15	223,800
105,000	6.375% due 10/15/15	99,750
	Total Aerospace & Defense	1,774,550
Airlines — 1.3%
	Continental Airlines Inc.:
205,000	Notes, 8.750% due 12/1/11	201,925
	Pass-Through Certificates:
54,929	Series 2000-2, Class C, 8.312% due 4/2/11	56,337
145,000	Series C, 7.339% due 4/19/14	143,187
	United Airlines Inc., Pass-Through Certificates:
167,472	Series 2000-1, Class B, 8.030% due 7/1/11	186,836
397,660	Series 2000-2, Class B, 7.811% due 10/1/09	453,581
185,000	Series 2001-1, Class C, 6.831% due 9/1/08	213,097
	Total Airlines	1,254,963
Auto Components — 1.2%
345,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	301,875
870,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	867,825
	Total Auto Components	1,169,700
Automobiles — 1.8%
105,000	Ford Motor Co., Debentures, 8.875% due 1/15/22	92,925
	General Motors Corp.:
230,000	Notes, 7.200% due 1/15/11	221,663
	Senior Debentures:
250,000	8.250% due 7/15/23	229,062
1,215,000	8.375% due 7/15/33	1,114,762
	Total Automobiles	1,658,412
Building Products — 1.8%
	Ainsworth Lumber Co., Ltd., Senior Notes:
125,000	7.250% due 10/1/12	96,875
60,000	6.750% due 3/15/14	44,925
	Associated Materials Inc.:
640,000	Senior Discount Notes, step bond to yield 12.232% due 3/1/14	480,000
190,000	Senior Subordinated Notes, 9.750% due 4/15/12	199,500
240,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	229,800
860,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.696% due 3/1/14	627,800
	Total Building Products	1,678,900
Capital Markets — 0.3%
	E*TRADE Financial Corp., Senior Notes:
155,000	7.375% due 9/15/13	158,100

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Capital Markets — 0.3% (continued)
$145,000	7.875% due 12/1/15	$151,706
	Total Capital Markets	309,806
Chemicals — 1.8%
500,000	Georgia Gulf Corp., 9.500% due 10/15/14	500,000
140,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14	150,675
	Lyondell Chemical Co.:
	Senior Notes:
125,000	8.000% due 9/15/14	129,062
105,000	8.250% due 9/15/16	110,250
30,000	Senior Secured Notes, 10.500% due 6/1/13	32,550
260,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	287,300
505,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	462,075
75,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	71,438
	Total Chemicals	1,743,350
Commercial Banks — 0.4%
100,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	106,750
240,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	231,600
	Total Commercial Banks	338,350
Commercial Services & Supplies — 2.3%
530,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	535,300
205,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	199,363
75,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	76,875
735,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	785,531
300,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	324,000
270,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	276,750
	Total Commercial Services & Supplies	2,197,819
Consumer Finance — 4.5%
300,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	303,750
	Ford Motor Credit Co.:
	Notes:
250,000	7.875% due 6/15/10	250,114
235,000	9.806% due 4/15/12 (b)	252,093
210,000	7.000% due 10/1/13	194,803
	Senior Notes:
216,000	10.610% due 6/15/11 (b)	233,521
365,000	9.875% due 8/10/11	383,437
325,000	8.105% due 1/13/12 (b)	324,480
210,000	8.000% due 12/15/16	201,473
	General Motors Acceptance Corp.:
1,305,000	Bonds, 8.000% due 11/1/31	1,338,075
820,000	Notes, 6.875% due 8/28/12	802,258
	Total Consumer Finance	4,284,004
Containers & Packaging — 2.8%
500,000	Berry Plastics Corp., Senior Term Loan, 11.610% due 6/15/14 (a)(b)	488,750
575,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	584,343
480,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	501,000
165,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	171,600
125,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)	1,094

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Containers & Packaging — 2.8% (continued)
$275,000	Sealed Air Corp., Notes, 6.950% due 5/15/09 (a)	$281,731
600,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	585,000
	Total Containers & Packaging	2,613,518
Diversified Consumer Services — 1.0%
	Education Management LLC/Education Management Finance Corp.:
165,000	Senior Notes, 8.750% due 6/1/14	169,950
455,000	Senior Subordinated Notes, 10.250% due 6/1/16	481,162
	Service Corp. International:
220,000	Debentures, 7.875% due 2/1/13	225,212
80,000	Senior Notes, 7.500% due 4/1/27 (a)	75,800
	Total Diversified Consumer Services	952,124
Diversified Financial Services — 2.3%
275,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	264,688
215,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	215,000
301,000	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (a)	294,188
250,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	243,125
255,000	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	259,117
175,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	176,094
80,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	84,200
630,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	626,850
	Total Diversified Financial Services	2,163,262
Diversified Telecommunication Services — 7.6%
430,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	423,550
45,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	40,275
	Citizens Communications Co.:
65,000	7.050% due 10/1/46	53,625
15,000	Senior Bonds, 7.125% due 3/15/19	14,250
380,000	Senior Notes, 7.875% due 1/15/27	371,450
85,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	96,900
	Intelsat Bermuda Ltd.:
315,000	9.250% due 6/15/16	336,263
700,000	Senior Notes, 11.250% due 6/15/16	787,500
	Intelsat Corp.:
25,000	9.000% due 6/15/16	26,313
146,000	Senior Notes, 9.000% due 8/15/14	152,935
	Level 3 Financing Inc.:
275,000	9.250% due 11/1/14	279,125
340,000	Senior Notes, 9.150% due 2/15/15 (a)(b)	341,700
350,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	372,750
	NTL Cable PLC, Senior Notes:
30,000	8.750% due 4/15/14	31,050
495,000	9.125% due 8/15/16	520,987
220,000	PAETEC Holding Corp., Secured, 9.500% due 7/15/15 (a)	223,025
80,000	Qwest Communications International Inc., Senior Notes, Series B, 7.500% due 2/15/14	81,400
	Qwest Corp.:
370,000	Notes, 8.875% due 3/15/12	400,525
240,000	Senior Notes, 7.500% due 10/1/14	247,200
220,000	Southwestern Bell Telephone Co., Debentures, 7.000% due 11/15/27	222,912

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Diversified Telecommunication Services — 7.6% (continued)
$725,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	$648,875
200,000	Univision Communications Inc., 904201aa8, 9.750% due 3/15/15 (a)(d)	198,500
670,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	772,175
515,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	547,187
	Total Diversified Telecommunication Services	7,190,472
Electric Utilities — 1.0%
125,220	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	133,594
395,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	448,325
425,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	397,375
	Total Electric Utilities	979,294
Electrical Equipment — 0.1%
60,000	Belden CDT Inc., Senior Subordinated Notes, 7.000% due 3/15/17 (a)	59,400
Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
90,000	Senior Notes, 9.500% due 10/15/15	89,100
215,000	Senior Secured Notes, 7.875% due 10/15/14	212,850
	Total Electronic Equipment & Instruments	301,950
Energy Equipment & Services — 2.0%
210,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	274,973
335,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	340,025
88,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	88,770
135,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	137,025
300,000	Hanover Compressor Co., Senior Notes, 9.000% due 6/1/14	318,750
110,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	110,825
510,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	600,575
	Total Energy Equipment & Services	1,870,943
Food & Staples Retailing — 0.3%
273,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	331,190
Food Products — 0.5%
	Dole Food Co. Inc., Senior Notes:
350,000	7.250% due 6/15/10	339,500
100,000	8.875% due 3/15/11	99,000
	Total Food Products	438,500
Gas Utilities — 0.5%
505,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	489,850
Health Care Equipment & Supplies — 0.2%
205,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	194,750
Health Care Providers & Services — 5.4%
770,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	784,437
	DaVita Inc.:
	Senior Notes:
225,000	6.625% due 3/15/13	220,781
20,000	6.625% due 3/15/13 (a)	19,625
350,000	Senior Subordinated Notes, 7.250% due 3/15/15	347,375
	HCA Inc.:
375,000	Debentures, 7.500% due 11/15/95	300,210

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Health Care Providers & Services — 5.4% (continued)
	Notes:
$200,000	6.375% due 1/15/15	$170,500
175,000	7.690% due 6/15/25	153,089
255,000	Senior Notes, 6.500% due 2/15/16	217,069
	Senior Secured Notes:
295,000	9.250% due 11/15/16 (a)	314,913
345,000	9.625% due 11/15/16 (a)(d)	371,738
450,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	452,250
	Tenet Healthcare Corp., Senior Notes:
750,000	7.375% due 2/1/13	681,562
230,000	9.875% due 7/1/14	228,850
225,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	237,082
	Universal Hospital Services Inc., Secured Notes:
90,000	8.500% due 6/1/15 (a)(d)	89,550
100,000	8.759% due 6/1/15 (a)(b)	100,500
435,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)(d)	429,562
	Total Health Care Providers & Services	5,119,093
Hotels, Restaurants & Leisure — 5.7%
440,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	423,500
	Caesars Entertainment Inc., Senior Subordinated Notes:
200,000	8.875% due 9/15/08	206,000
455,000	8.125% due 5/15/11	477,181
160,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	169,600
155,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	164,300
200,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	198,000
50,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	47,125
430,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	463,325
100,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	95,125
375,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	358,594
	MGM MIRAGE Inc., Senior Notes:
255,000	6.750% due 9/1/12	244,800
60,000	7.500% due 6/1/16	57,225
415,000	7.625% due 1/15/17	396,844
40,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	39,100
190,000	OSI Restaurant Partners Inc., Senior Notes, 10.000% due 6/15/15 (a)	182,400
450,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	465,750
400,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	443,000
35,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	36,925
240,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	234,900
	Snoqualmie Entertainment Authority, Senior Secured Notes:
100,000	9.150% due 2/1/14 (a)(b)	101,500
75,000	9.125% due 2/1/15 (a)	77,250
	Station Casinos Inc.:
	Senior Notes:
10,000	6.000% due 4/1/12	9,450
425,000	7.750% due 8/15/16	422,875
	Senior Subordinated Notes:
20,000	6.875% due 3/1/16	17,750
25,000	6.625% due 3/15/18	21,625
	Total Hotels, Restaurants & Leisure	5,354,144

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Household Durables — 1.8%
$35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	$35,525
355,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	352,337
	K Hovnanian Enterprises Inc., Senior Notes:
390,000	7.500% due 5/15/16	356,850
180,000	8.625% due 1/15/17	173,700
295,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	306,063
435,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.941% due 9/1/12	400,200
50,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	51,500
	Total Household Durables	1,676,175
Household Products — 0.8%
	Nutro Products Inc.:
50,000	Senior Notes, 9.370% due 10/15/13 (a)(b)	53,030
305,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	355,948
210,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	219,450
120,000	Yankee Acquisition Corp., Series B, 9.750% due 2/15/17	116,700
	Total Household Products	745,128
Independent Power Producers & Energy Traders — 4.7%
165,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	165,014
	AES Corp.:
690,000	Senior Notes, 9.500% due 6/1/09	724,500
80,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	85,100
	Dynegy Holdings Inc.:
370,000	Senior Debentures, 7.625% due 10/15/26	329,300
350,000	Senior Notes, 7.750% due 6/1/19 (a)	327,250
	Edison Mission Energy, Senior Notes:
60,000	7.500% due 6/15/13	59,700
290,000	7.750% due 6/15/16	290,000
250,000	7.200% due 5/15/19 (a)	236,250
270,000	7.625% due 5/15/27 (a)	256,500
	Mirant Mid Atlantic LLC:
89,453	Pass-Through Certificates, Series B, 9.125% due 6/30/17	101,138
155,887	Series C, 10.060% due 12/30/28	187,162
375,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	385,312
	NRG Energy Inc., Senior Notes:
1,180,000	7.375% due 2/1/16	1,185,900
40,000	7.375% due 1/15/17	40,250
100,000	TXU Corp., Senior Notes, Series Q, 6.500% due 11/15/24	83,186
	Total Independent Power Producers & Energy Traders	4,456,562
Insurance — 0.1%
110,000	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17 (a)	108,075
Internet & Catalog Retail — 0.2%
220,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	218,900
IT Services — 0.8%
	SunGard Data Systems Inc.:
125,000	Senior Notes, 9.125% due 8/15/13	128,594
565,000	Senior Subordinated Notes, 10.250% due 8/15/15	600,312
	Total IT Services	728,906

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Leisure Equipment & Products — 0.3%
$325,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	$303,875
Machinery — 0.1%
130,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	130,000
Media — 9.6%
	Affinion Group Inc.:
375,000	Senior Notes, 10.125% due 10/15/13	402,187
310,000	Senior Subordinated Notes, 11.500% due 10/15/15	336,350
	AMC Entertainment Inc.:
55,000	Senior Notes, Series B, 8.625% due 8/15/12	57,613
605,000	Senior Subordinated Notes, 11.000% due 2/1/16	671,550
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
35,000	Senior Accreting Notes, 12.125% due 1/15/15	35,525
890,000	Senior Notes, 11.750% due 5/15/14	878,875
648,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	679,590
	CCH II LLC/CCH II Capital Corp., Senior Notes:
440,000	10.250% due 9/15/10	462,000
254,000	10.250% due 10/1/13	273,050
140,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	145,075
110,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	112,750
330,000	CMP Susquehanna Corp., Senior Subordinated Notes, 10.125% due 5/15/14 (a)	331,650
	CSC Holdings Inc.:
	Senior Debentures:
35,000	7.625% due 7/15/18	33,425
30,000	Series B, 8.125% due 8/15/09	30,675
	Senior Notes:
175,000	7.875% due 12/15/07	176,531
	Series B:
225,000	8.125% due 7/15/09	230,062
145,000	7.625% due 4/1/11	144,638
130,000	6.750% due 4/15/12	124,150
114,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	122,978
244,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	262,300
610,000	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	599,325
370,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	375,550
80,000	ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (a)(b)	83,000
285,000	Primedia Inc., Senior Notes, 8.875% due 5/15/11	294,262
	R.H. Donnelley Corp.:
	Senior Discount Notes:
125,000	Series A-1, 6.875% due 1/15/13	119,063
200,000	Series A-2, 6.875% due 1/15/13	190,500
325,000	Senior Notes, Series A-3, 8.875% due 1/15/16	339,625
75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	80,344
450,000	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (a)	470,250
	TL Acquisitions Inc.:
430,000	Senior Notes, 10.500% due 1/15/15 (a)	427,403
330,000	Senior Subordinated Notes, step bond to yield 13.348% due 7/15/15 (a)(e)	247,912

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Media — 9.6% (continued)
	XM Satellite Radio Inc., Senior Notes:
$95,000	9.856% due 5/1/13 (b)	$92,150
205,000	9.750% due 5/1/14	201,925
	Total Media	9,032,283
Metals & Mining — 3.3%
30,000	Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13	32,887
1,075,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,150,250
	Metals USA Holdings Corp., Senior Notes:
100,000	11.360% due 1/15/12 (a)(b)(d)	100,500
270,000	11.360% due 7/1/12 (a)(b)	248,400
555,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	607,725
300,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)(d)	294,000
360,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	371,250
310,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	319,300
	Total Metals & Mining	3,124,312
Multiline Retail — 1.2%
400,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15 (a)	388,000
	Neiman Marcus Group Inc.:
120,000	Senior Notes, 9.000% due 10/15/15 (d)	129,000
540,000	Senior Subordinated Notes, 10.375% due 10/15/15	596,700
	Total Multiline Retail	1,113,700
Oil, Gas & Consumable Fuels — 8.5%
480,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	494,400
	Chesapeake Energy Corp., Senior Notes:
560,000	6.625% due 1/15/16	541,800
275,000	6.250% due 1/15/18	258,156
100,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	100,500
1,000,000	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	1,012,310
	Enterprise Products Operating LP:
85,000	7.034% due 1/15/68	82,089
230,000	Junior Subordinated Notes, 8.375% due 8/1/66	245,861
535,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	535,000
330,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	342,787
	Mariner Energy Inc., Senior Notes:
165,000	7.500% due 4/15/13	162,525
105,000	8.000% due 5/15/17	104,738
	OPTI Canada Inc., Senior Secured Notes:
70,000	7.875% due 12/15/14 (a)	70,350
155,000	8.250% due 12/15/14 (a)	158,100
240,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	255,000
	Petroplus Finance Ltd.:
110,000	6.750% due 5/1/14 (a)	106,425
180,000	7.000% due 5/1/17 (a)	174,150
	Pogo Producing Co., Senior Subordinated Notes:
20,000	7.875% due 5/1/13	20,500
345,000	6.875% due 10/1/17	344,137
90,000	Series B, 8.250% due 4/15/11	91,913
505,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	510,050
20,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	19,550
445,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	447,225
240,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	238,200
230,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	217,350

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 8.5% (continued)
	Williams Cos. Inc.:
	Notes:
$600,000	7.875% due 9/1/21	$648,000
505,000	8.750% due 3/15/32	587,062
275,000	Senior Notes, 7.625% due 7/15/19	291,500
	Total Oil, Gas & Consumable Fuels	8,059,678
Paper & Forest Products — 2.2%
	Abitibi-Consolidated Co. of Canada:
295,000	6.000% due 6/20/13	245,587
205,000	Senior Notes, 8.375% due 4/1/15	180,400
	Abitibi-Consolidated Inc.:
80,000	7.400% due 4/1/18	65,200
45,000	Debentures, 8.850% due 8/1/30	38,025
	Appleton Papers Inc.:
25,000	Senior Notes, 8.125% due 6/15/11	25,875
475,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	501,125
	NewPage Corp.:
	Senior Secured Notes:
110,000	10.000% due 5/1/12	119,350
360,000	11.606% due 5/1/12 (b)	394,200
130,000	Senior Subordinated Notes, 12.000% due 5/1/13	142,675
380,000	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (a)	407,550
	Total Paper & Forest Products	2,119,987
Pharmaceuticals — 0.8%
750,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	712,500
Real Estate Investment Trusts (REITs) — 0.5%
95,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	86,925
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
105,000	6.500% due 6/1/16	102,900
245,000	6.750% due 4/1/17	243,163
	Total Real Estate Investment Trusts (REITs)	432,988
Real Estate Management & Development — 1.0%
225,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	209,250
780,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	713,700
	Total Real Estate Management & Development	922,950
Road & Rail — 2.1%
395,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	424,625
	Hertz Corp.:
335,000	Senior Notes, 8.875% due 1/1/14	350,912
825,000	Senior Subordinated Notes, 10.500% due 1/1/16	915,750
	Kansas City Southern de Mexico, Senior Notes:
80,000	7.625% due 12/1/13 (a)	80,000
125,000	7.375% due 3/1/14 (a)	124,375
110,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	109,725
	Total Road & Rail	2,005,387
Semiconductors & Semiconductor Equipment — 0.4%
345,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	331,200
Software — 0.4%
355,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	350,563

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
Specialty Retail — 0.7%
$85,000	Asbury Automotive Group Inc., Senior Subordinated Notes, 7.625% due 3/15/17 (a)	$84,150
	AutoNation Inc., Senior Notes:
125,000	7.356% due 4/15/13 (b)	125,312
55,000	7.000% due 4/15/14	54,588
315,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	292,950
65,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	71,988
	Total Specialty Retail	628,988
Textiles, Apparel & Luxury Goods — 1.0%
	Levi Strauss & Co., Senior Notes:
390,000	9.750% due 1/15/15	419,250
40,000	8.875% due 4/1/16	41,200
575,000	Simmons Co., Senior Discount Notes, step bond to yield 9.999% due 12/15/14	485,875
	Total Textiles, Apparel & Luxury Goods	946,325
Thrifts & Mortgage Finance — 1.1%
1,000,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	1,045,000
Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
75,000	8.500% due 5/15/12 (a)	77,063
190,000	11.000% due 5/15/12	209,475
	Total Tobacco	286,538
Trading Companies & Distributors — 1.1%
205,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	215,763
255,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	269,025
515,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	558,775
	Total Trading Companies & Distributors	1,043,563
Transportation Infrastructure — 0.7%
675,000	Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (a)	641,250
Wireless Telecommunication Services — 3.3%
50,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	51,625
145,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	140,063
40,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	42,282
	Rural Cellular Corp.:
165,000	Senior Notes, 9.875% due 2/1/10	173,250
165,000	Senior Secured Notes, 8.250% due 3/15/12	169,537
270,000	Senior Subordinated Notes, 8.360% due 6/1/13 (a)(b)	270,000
	Sprint Capital Corp.:
900,000	Notes, 8.750% due 3/15/32	1,013,548
600,000	Senior Notes, 6.875% due 11/15/28	572,671
675,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	718,875
	Total Wireless Telecommunication Services	3,151,851
	TOTAL CORPORATE BONDS & NOTES (Cost — $86,856,711)	88,785,028
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,723,537	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (c)(e)(f) (Cost - $1,890,211)	0

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

Face Amount	Security	Value
CONVERTIBLE BOND & NOTE — 0.1%
Diversified Financial Services — 0.1%
$100,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $100,000)	$125,750
SOVEREIGN BONDS — 1.1%
Brazil — 0.5%
	Federative Republic of Brazil:
214,000	11.000% due 8/17/40	280,875
120,000	Collective Action Securities, Notes, 8.000% due 1/15/18	132,030
	Total Brazil	412,905
Russia — 0.6%
527,350	Russian Federation, 7.500% due 3/31/30 (a)	580,415
	TOTAL SOVEREIGN BONDS (Cost — $981,505)	993,320
U.S. GOVERNMENT & AGENCY OBLIGATION — 1.0%
U.S. Government Obligation — 1.0%
920,000	U.S. Treasury Notes, 4.750% due 5/31/12 (Cost - $915,496)	913,101

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
821,807	Home Interiors & Gifts Inc. (e)(f)*	8,218
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
6,729	Aurora Foods Inc. (e)(f)*	0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares (e)(f)*	0
	TOTAL COMMON STOCKS (Cost — $354,335)	8,218
CONVERTIBLE PREFERRED STOCKS — 0.2%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
535	Chesapeake Energy Corp. Convertible, 6.250% (Cost - $134,418)	151,271
PREFERRED STOCKS — 1.4%
CONSUMER DISCRETIONARY — 0.9%
Automobiles — 0.7%
36,500	Ford Motor Co., 7.400%	673,425
900	Ford Motor Co., Series F, 7.550%	16,416
		689,841
Media — 0.2%
16	ION Media Networks Inc., 0.000%	144,000
	TOTAL CONSUMER DISCRETIONARY	833,841

See Notes to Schedule of Investments.

Western Asset Zenix Income Fund Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2007

Shares	Security	Value
FINANCIALS — 0.5%
Diversified Financial Services — 0.5%
500	Preferred Plus, Series FRD-1, 7.400%	$9,100
25,000	Saturns, Series F 2003-5, 8.125%	512,500
	TOTAL FINANCIALS	521,600
	TOTAL PREFERRED STOCKS (Cost — $1,221,678)	1,355,441

Warrants
WARRANTS — 0.0%
325	Cybernet Internet Services International Inc., Expires (a)(e)(f)*	0
265	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (a)(e)(f)*	0
335	Merrill Corp., Class B Shares, Expires 5/1/09 (a)(e)(f)*	0
	TOTAL WARRANTS (Cost — $60,715)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $92,515,069)	92,332,129

Face Amount
SHORT-TERM INVESTMENT — 2.2%
Repurchase Agreement — 2.2%
$2,116,000	Nomura Securities International Inc. repurchase agreement dated 6/29/07, 5.260% due 7/2/07; Proceeds at maturity - $2,116,928; (Fully collateralized by U.S. government agency obligation, 5.280% due 2/28/12; Market value - $2,158,930) (Cost - $2,116,000)	2,116,000
	TOTAL INVESTMENTS — 100.0% (Cost — $94,631,069#)	$94,448,129

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.
(c)	Security is currently in default.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(f)	Illiquid security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Zenix Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high current income by investing in a diversified portfolio of high-yield, lower rated fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,300,043
Gross unrealized depreciation	(3,482,983)
Net unrealized depreciation	$(182,940)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Zenix Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2007

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	August 24, 2007